UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number    811-09165
                                                     ---------------

                            Kelmoore Strategic Trust
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

                       2471 East Bayshore Road, Suite 501
                               Palo Alto, CA 94303
                  --------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Matthew Kelmon, President
                            Kelmoore Strategic Trust
                       2471 East Bayshore Road, Suite 501
                               Palo Alto, CA 94303
                  --------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code:    800-486-3717
                                                            ------------------
                   Date of fiscal year end: February 29, 2004
                                            -----------------

                   Date of reporting period: February 29, 2004
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.











                         The Kelmoore Strategy(R) Funds








                                   [PICTURE]








                                  ANNUAL REPORT

                            Kelmoore Strategy(R) Fund
                         Kelmoore Strategy(R) Eagle Fund
                        Kelmoore Strategy(R) Liberty Fund
               ------------------------------------------------
                                FEBRUARY 29, 2004

Kelmoore Strategic Trust
February 29, 2004

Dear Shareholder,

With interest rates at a multi-decade low and corporate profits continuing to rebound, the U.S. equity markets have followed suit with a bull market that is now nearly twelve months old. The rally that began in March of 2003 lifted equities with little regard for quality for most of the year. In general, small caps outperformed large caps, and companies without profits tended to outperform those with profits. Historically, this has been the norm in the beginning stages of a rebound in the economy. As the economy continues to make strides, I look for a rotation into profitable, large cap companies that have become leaner and leveraged to the recovery.

THE KELMOORE STRATEGY FUND returned 26.88% for the one year period ended February 29, 2004*. The Standard & Poors 100 Index ("S&P 100") returned 32.72%, while the Chicago Board Options Exchange ("CBOE") BuyWrite Monthly Index returned 23.11% for the same period. The Strategy Fund benefited from an overall rise in equity prices and covered option writing. The fund also benefited from cash inflows throughout the period. The Strategy Fund currently has net assets of over $230 million.

THE KELMOORE STRATEGY EAGLE FUND returned 40.39% for the one year period ended February 29, 2004*. The NASDAQ Composite Index returned 51.76%, while the CBOE BuyWrite Monthly Index returned 23.11% for the same period. The Eagle Fund benefited from investor appetite for higher beta equities and continual covered option writing. The fund also benefited from cash inflows throughout the period. The Eagle Fund currently has net assets of over $175 million.

THE KELMOORE STRATEGY LIBERTY FUND returned 24.21% for the one year period ended February 29, 2004*. The S&P 100 returned 32.72%, while the CBOE BuyWrite Monthly Index returned 23.11% for the same period. The Liberty Fund benefited from an overall rise in equity prices and covered option writing, and was adversely affected by purchasing some downside protection at times that often expired without value. The fund also benefited from cash inflows throughout the period. The Liberty Fund currently has net assets of over $50 million.

Although the year ahead will most likely see more volatility than the prior year, I remain constructive on my outlook for the economy and corporate profits. I continue to focus on the largest cap stocks in the S&P 100 and the NASDAQ Composite as core holdings for the Funds, and I am continually monitoring the options markets for opportunities to attempt to maximize the realized gains within each fund.

Sincerely,


/s/ Matthew Kelmon


Matthew Kelmon
President and Portfolio Manager
------------------
* Performance quoted is for Class C. Returns for Class A were lower with the front-end sales charge taken into account and higher without the sales charge deduction.

Please remember that the returns for the period represent past performance. Current performance may be lower or higher. You may view returns for the funds that are current to the most recent month-end at www.kelmoore.com. As we all know, past performance does not guarantee future results. The investment return and principal value of an investment in Kelmoore Strategy Funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

KELMOORE STRATEGY(R) FUND                                      FEBRUARY 29, 2004


HOW DID THE KELMOORE STRATEGY FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE PERIOD? For the year ended February 29, 2004, the Kelmoore Strategy(R) Fund (the "Fund") returned 26.88% and 20.57%* for Class C and Class A shares, respectively, as compared to the Standard & Poors 100 Index ("S&P 100") return of 32.72% and the CBOE BuyWrite Monthly Index ("BXM") return of 23.11%.

WHAT CONTRIBUTED POSITIVELY/NEGATIVELY TO THE PERFORMANCE? Both share classes of the Fund underperformed the equity Index benchmark, the S&P 100. Class C Shares fell short of its equity benchmark by (5.84)%, while the Class A Shares (assuming the maximum sales load charge of 5.50%) underperformed the S&P 100 by (12.15)%. The value of the equities in the portfolio increased for the period, as did most equity indexes. Both share classes of the Fund underperformed the equity S&P 100 Index benchmark in part because of the nature and range of the equities owned by the Fund in contrast to the total holdings of the benchmark. The Fund aims to hold about 40 equities from just five sectors: Manufacturing, Consumer Goods, Resources, Technology, and Financials. In the past year, we have maintained this philosophy of equity investing, with the goal of keeping the Fund's portfolio balanced across these different sectors. We believe that this will help keep the portfolio more stable, rather than throwing all assets into a more narrow sector, therefore hopefully putting the Fund's assets at less risk.

Class C Shares of the Fund outperformed the option-writing Index, the BXM by 3.77%. However, the Class A Shares with maximum sales load underperformed the option-writing benchmark Index BXM by (2.54)%. Our strategy is to sell primarily out of the money options with the aim of participating in a rising market beyond the option premium received. This is in sharp contrast with the BXM. The BXM sells near month at the money calls against the index and resets the appropriate strike price exclusively at expiration. Part of the Kelmoore Strategy(R) is to hold blue chip equities that, historically, have increased in value over time. The Fund did participate in some of the market growth for the period, and the Class C Shares outperforming the BXM reflects this market upside participation for this one-year period. The Class A Shares of the Fund underperformed both the Class C Shares and the BXM for the period. The Class A Shares in this reporting reflects a maximum up-front sales charge of 5.5%, which is incurred only in the first year (purchase year) of ownership. With the applicable sales charge for those who purchased the Class A Shares this year, the performance is weaker due to the one-time sales charge.



*The return reflects the maximum sales load charge of 5.50%.

KELMOORE STRATEGY(R) FUND                                      FEBRUARY 29, 2004


                  KELMOORE STRATEGY(R) FUND PERFORMANCE REPORT
--------------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURN
     One Year Ended 2/29/04*                                         20.57%
     Inception 10/25/99(1) through 2/29/04*                         (7.20)%
--------------------------------------------------------------------------------

              GROWTH OF A $10,000 INVESTMENT SINCE FUND INCEPTION.
    The values and returns for the Kelmoore Strategy(R) Fund Class A include reinvestments and the maximum sales charge of 5.50% placed on purchases.

                                STRATEGY CLASS A


                              [PLOT POINTS GRAPH]

                                             2000                  2001                  2002                  2003            2004
                         Inception(1)  2/29       8/31       2/28       8/31       2/28       8/31       2/28       8/31       2/29
                         ---------    -----------------     -----------------     -----------------     -----------------     ------
Class A                     9,450      9,879     11,044      8,491      7,849      7,191      5,821      5,659      6,645      7,226
------------------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 100      10,000     10,339     11,640      9,063      8,216      8,063      6,656      6,208      7,374      8,270
-----------------------------------------------------------------------------------------------------------------------------------
CBOE BuyWrite Monthly      10,000     10,219     11,612     10,920     10,352     10,040      8,721      9,232     10,490     11,285
------------------------------------------------------------------------------------------------------------------------------------

* Assumes reinvestment of all dividends and distributions.

  The Standard & Poor's 100 Index and the Chicago Board Options Exchange ("CBOE") BuyWrite Monthly Index are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

  Returns quoted represent past performance. Current performance may be lower or higher than the returns shown here. Returns current to the most recent month-end are available at www.kelmoore.com. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

KELMOORE STRATEGY(R) FUND                                      FEBRUARY 29, 2004


                  KELMOORE STRATEGY(R) FUND PERFORMANCE REPORT
--------------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURN
     One Year Ended 2/29/04*                                        26.88%
     Inception 5/3/99(1) through 2/29/04*                           (5.82)%
--------------------------------------------------------------------------------

              GROWTH OF A $10,000 INVESTMENT SINCE FUND INCEPTION.

                                STRATEGY CLASS C


                              [PLOT POINTS GRAPH]

                                      1999          2000              2001             2002             2003          2004
                        Inception(1)  8/31     2/29     2/28     8/31     2/28    8/31     8/31     2/28     8/31     2/29
                        ---------   ------   ---------------   ---------------   ---------------   ---------------   ------
Class C                   10,000    10,300   10,554   11,754    9,012    8,293    7,570    6,093    5,901    6,914    7,487
---------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 100     10,000    10,286   11,035   12,424    9,673    8,770    8,606    7,104    6,626    7,349    8,242
---------------------------------------------------------------------------------------------------------------------------
CBOE BuyWrite Monthly     10,000    10,292   10,655   12,107   11,386   10,794   10,469    9,093    9,626   10,774   11,591
---------------------------------------------------------------------------------------------------------------------------

* Assumes reinvestment of all dividends and distributions.

  The Standard & Poor's 100 Index and the Chicago Board Options Exchange ("CBOE") BuyWrite Monthly Index are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

  Returns quoted represent past performance. Current performance may be lower or higher than the returns shown here. Returns current to the most recent month-end are available at www.kelmoore.com. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

KELMOORE STRATEGY(R) EAGLE FUND                                FEBRUARY 29, 2004


HOW DID THE KELMOORE STRATEGY(R) EAGLE FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE PERIOD? For the year ended February 29, 2004, the Kelmoore Strategy(R) Eagle Fund (the "Fund") returned 40.39% and 34.56% for Class C and Class A shares, respectively, as compared to the NASDAQ Composite Index ("NASDAQ") return of 51.76% and the CBOE BuyWrite Monthly ("BXM") Index return of 23.11%.

WHAT CONTRIBUTED POSITIVELY/NEGATIVELY TO THE PERFORMANCE? The value of the Fund's equity holdings increased for the period, which positively affected the returns for the period. The equity Index benchmark, NASDAQ outperformed both share classes of the Fund for this period, in part due to the nature of the equity holdings in this Fund. The Fund holds large-capitalization and mid-capitalization equities from the financial, technology and communications sectors of the NASDAQ. These equities are, by definition, more volatile than the general market. The equities held by the Fund experienced growth for the period, but not quite as much growth as some of the equities in the NASDAQ overall, which caused the Fund to underperform its equity index benchmark.

Both share classes outperformed the Fund's option-writing index benchmark, the BXM. This is due in part to the growth in the underlying equities, which participated in part in the market growth for the period. This outperformance is also attributable to the types of options written by the Fund versus those written by the BXM benchmark. Our strategy is to sell primarily out of the money options with the aim of participating in a rising market beyond the option premium received. This is in sharp contrast with the BXM. The BXM sells near month at the money calls against the Standard & Poors 500 Index equities and resets the appropriate strike price exclusively at expiration. By following our strategy for option writing, we were able to capture a bit more of the market movement for the equities in the Fund.

KELMOORE STRATEGY(R) EAGLE FUND                                FEBRUARY 29, 2004


               KELMOORE STRATEGY(R) EAGLE FUND PERFORMANCE REPORT

                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                                 Class A            Class C
                                                 -------            -------
  One Year Ended 2/29/04*                        34.56%              40.39%
  Inception 6/29/00(1) through 2/29/04*         (24.04)%            (23.46)%
--------------------------------------------------------------------------------

              GROWTH OF A $10,000 INVESTMENT SINCE FUND INCEPTION.
     The values and returns for the Kelmoore Strategy(R) Eagle Fund includes reinvestments and the maximum sales charge of 5.50% placed on purchases in Class A.

                          STRATEGY EAGLE CLASS A AND C


                              [PLOT POINTS GRAPH]

                                         2000             2001                  2002                  2003            2004
                         Inception(1)    8/31       2/28       8/31       2/28       8/31       2/28       8/31       2/29
                         ---------      ------     -----------------     -----------------     -----------------     ------
Class A                     9,450       10,259      4,250      3,407      3,464      2,547      2,560      3,222      3,645
---------------------------------------------------------------------------------------------------------------------------
Nasdaq Composit            10,000       10,608      5,433      4,566      4,387      3,338      3,405      4,671      5,239
---------------------------------------------------------------------------------------------------------------------------
CBOE BuyWrite Monthly      10,000       10,544      9,916      9,400      9,117      7,919      8,384      9,496     10,216
---------------------------------------------------------------------------------------------------------------------------
Class C                    10,000       10,844      4,474      3,581      3,612      2,656      2,669      3,336      3,747
---------------------------------------------------------------------------------------------------------------------------

* Assumes reinvestment of all dividends and distributions.

  The NASDAQ Composite Index and the Chicago Board Options Exchange ("CBOE") BuyWrite Monthly Index are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

  Returns quoted represent past performance. Current performance may be lower or higher than the returns shown here. Returns current to the most recent month-end are available at www.kelmoore.com. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

KELMOORE STRATEGY(R) LIBERTY FUND                              FEBRUARY 29, 2004


HOW DID THE KELMOORE STRATEGY(R) LIBERTY FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE PERIOD? For the year ended February 29, 2004, the Kelmoore Strategy(R) Liberty Fund (the "Fund") returned 24.21% and 18.38% for Class C and Class A shares, respectively, as compared to the Standard & Poors 100 Index ("S&P 100") return of 32.72% and the CBOE BuyWrite Monthly Index ("BXM") return of 23.11%.

WHAT CONTRIBUTED POSITIVELY/NEGATIVELY TO THE PERFORMANCE? Both share classes of the Fund underperformed the equity Index benchmark, the S&P 100. The value of the equities in the portfolio increased for the period, as did most equity indexes for the period. The Fund underperformed the equity index in part because of the protective puts sold as part of the Fund's strategy, using up to 50% of the premium earned by selling covered options to sell secured puts for increased downside protection. This increased downside protection did contribute to the lesser performance of the Fund as compared to the equities of the S&P 100 overall.

Both share classes of the Fund outperformed the BXM for the period. The Fund outperformed the BXM in part because our Fund primarily sells out of the money options and aims to participate in a rising market beyond the option premium received. Part of the strategy can be to retain the equities and sell them or let them be called away only at levels deemed appropriate by the investment committee. This is in sharp contrast with the BXM. The BXM Index sells near month at the money calls against the index and resets the appropriate strike price exclusively at expiration.

KELMOORE STRATEGY(R) LIBERTY FUND                              FEBRUARY 29, 2004


              KELMOORE STRATEGY(R) LIBERTY FUND PERFORMANCE REPORT

                     AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                                                    Class A       Class C
                                                  -----------   -----------
  One Year Ended 2/29/04*                            18.38%          24.21%
  Inception 12/26/00(1) through 2/29/04*            (6.90)%          (5.86)%
--------------------------------------------------------------------------------

             GROWTH OF A $10,000 INVESTMENT SINCE FUND INCEPTION.
        The values and returns for the Kelmoore Strategy(R) Liberty Fund includes reinvestments
      and the maximum sales charge of 5.50% placed on purchases in Class A.

                         STRATEGY LIBERTY CLASS A AND C


                              [PLOT POINTS GRAPH]

                                             2001                  2002                  2003            2004
                         Inception(1)  2/28       8/31       2/28       8/31       2/28       8/31       2/29
                         ---------    -----------------     -----------------     -----------------     ------
Class A                     9,450      8,497      8,163      8,123      6,359      6,364      7,435      7,968
--------------------------------------------------------------------------------------------------------------
Standard & Poor's 100      10,000      9,352      8,479      8,321      6,869      6,406      7,329      8,220
--------------------------------------------------------------------------------------------------------------
CBOE BuyWrite Monthly      10,000      9,766      9,258      8,980      7,800      8,257      9,360     10,069
--------------------------------------------------------------------------------------------------------------
Class C                    10,000      8,979      8,605      8,531      6,664      6,645      7,729      8,254
--------------------------------------------------------------------------------------------------------------

* Assumes reinvestment of all dividends and distributions. During the periods, certain fees and expenses were waived. For the year ended 2/29/04, fees and expenses totaling 0.11% were waived. Without such waivers, total return would have been lower.

  The Standard & Poor's 100 Index and the Chicago Board Options Exchange ("CBOE") BuyWrite Monthly Index are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

  Returns quoted represent past performance. Current performance may be lower or higher than the returns shown here. Returns current to the most recent month-end are available at www.kelmoore.com. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

KELMOORE STRATEGY(R) FUND
PORTFOLIO OF INVESTMENTS                                       FEBRUARY 29, 2004


                                                                   Value
 Shares                                                            (Note 1)
--------                                                        -----------
COMMON STOCKS - 96.2%++
                 CONSUMER GOODS - 34.1%
150,000          Amgen, Inc.+ ...............................   $ 9,529,500
150,000          Best Buy Co., Inc. .........................     7,987,500
250,000          Bristol-Myers Squibb Co. ...................     6,955,000
100,000          Eli Lilly & Co. ............................     7,394,000
200,000          The Home Depot, Inc. .......................     7,262,000
200,000          Johnson & Johnson ..........................    10,782,000
 24,011          Medco Health Solutions, Inc.+ ..............       784,199
250,000          Merck & Co., Inc. ..........................    12,020,000
200,000          Pfizer, Inc. ...............................     7,330,000
150,000          Wal-Mart Stores, Inc. ......................     8,934,000
                                                                -----------
                                                                 78,978,199
                                                                -----------
                 FINANCIAL SERVICES - 11.4%
100,000          Bank of America Corp. ......................     8,192,000
150,000          Citigroup, Inc. ............................     7,539,000
100,000          Merrill Lynch & Co., Inc. . ................     6,121,000
100,000          Washington Mutual, Inc. ....................     4,494,000
                                                                -----------
                                                                 26,346,000
                                                                -----------
                 MANUFACTURING - 16.9%
200,000          Eastman Kodak Co. ..........................     5,708,000
400,000          General Electric Co. .......................    13,008,000
100,000          General Motors Corp. .......................     4,812,000
125,000          3M Co. .....................................     9,752,500
200,000          Tyco International Ltd. ....................     5,714,000
                                                                -----------
                                                                 38,994,500
                                                                -----------
                 RESOURCES - 7.5%
100,000          ChevronTexaco Corp. ........................     8,835,000
200,000          Exxon Mobil Corp. ..........................     8,434,000
                                                                -----------
                                                                 17,269,000
                                                                -----------

                                                                   Value
 Shares                                                            (Note 1)
--------                                                        -----------
                 TECHNOLOGY - 26.3%
100,000          Analog Devices, Inc. .......................   $ 4,990,000
250,000          Apple Computer, Inc.+ ......................     5,982,500
150,000          Applied Materials, Inc.+ ...................     3,186,000
141,100          Cisco Systems, Inc.+ .......................     3,259,410
150,000          Dell, Inc.+ ................................     4,897,500
  3,500          Hewlett-Packard Co. ........................        79,485
352,400          Intel Corp. ................................    10,300,652
100,000          International Business Machines Corp. ......     9,650,000
700,000          Microsoft Corp. ............................    18,550,000
                                                                -----------
                                                                 60,895,547
                                                                -----------
                 TOTAL COMMON STOCKS
                 (Cost $215,945,674) ........................   222,483,246
                                                                -----------


                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)                         FEBRUARY 29, 2004


Number of
Contract Shares                       Expiration     Strike          Value
Subject to Call/Put                      Date         Price         (Note 1)
------------------------------------- ----------      -----         -------
PUT OPTIONS PURCHASED - 0.0%#
         RESOURCES - 0.0%#
 50,000  ChevronTexaco Corp. ........  03/20/04     $  85.0     $     16,250
           (Cost $55,315)                                       ------------
         TOTAL INVESTMENTS - 96.2%
          (Cost $216,000,989).. ...........................      222,499,496
                                                                ------------
CALL OPTIONS WRITTEN - (2.1)%
         CONSUMER GOODS - (1.1)%
150,000  Amgen, Inc. ................  03/20/04        65.0         (127,500)
150,000  Best Buy Co., Inc. .........  03/20/04        50.0         (585,000)
250,000  Bristol-Myers Squibb
         Co. ........................  03/20/04        27.5         (187,500)
100,000  Eli Lilly & Co. ............  04/17/04        75.0         (200,000)
200,000  The Home Depot, Inc.          03/20/04        35.0         (320,000)
250,000  Merck & Co., Inc. ..........  03/20/04        47.5         (312,500)
150,000  Wal-Mart Stores, Inc. ......  03/20/04        55.0         (735,000)
                                                                ------------
                                                                  (2,467,500)
                                                                ------------
         FINANCIAL SERVICES - (0.4)%
100,000  Bank of America
         Corp. ......................  03/20/04        80.0         (215,000)
150,000  Citigroup, Inc. ............  03/20/04        47.5         (450,000)
100,000  Merrill Lynch & Co.,
         Inc. . .....................  03/20/04        60.0         (205,000)
100,000  Washington Mutual,
         Inc. .......................  03/20/04        45.0          (75,000)
                                                                ------------
                                                                    (945,000)
                                                                ------------
         MANUFACTURING - (0.1)%
100,000  General Motors Corp. .......  03/20/04        47.5         (150,000)
125,000  3M Co. .....................  03/20/04        80.0          (68,750)
                                                                ------------
                                                                    (218,750)
                                                                ------------
         RESOURCES - (0.1)%
100,000  ChevronTexaco Corp. ........  03/20/04        90.0         (147,500)
200,000  Exxon Mobil Corp. ..........  04/17/04        42.5         (170,000)
                                                                ------------
                                                                    (317,500)
                                                                ------------

Number of
Contract Shares                       Expiration     Strike          Value
Subject to Call/Put                      Date         Price         (Note 1)
------------------------------------- ----------      -----         -------
         TECHNOLOGY - (0.4)%
100,000  Analog Devices, Inc. .......  03/20/04     $  50.0     $   (165,000)
250,000  Apple Computer, Inc. .......  03/20/04        22.5         (400,000)
150,000  Dell, Inc. .................  03/20/04        32.5         (120,000)
350,000  Intel Corp. ................  03/20/04        30.0         (192,500)
                                                                ------------
                                                                    (877,500)
                                                                ------------
     TOTAL CALL OPTIONS WRITTEN
          (Premiums received $3,639,642) ..................       (4,826,250)
                                                                ------------
PUT OPTIONS WRITTEN - (0.3)%
         TECHNOLOGY - (0.3)%
100,000  Applied Materials, Inc.       03/20/04        25.0         (380,000)
150,000  Cisco Systems, Inc. ........  03/20/04        25.0         (300,000)
                                                                ------------
         TOTAL PUT OPTIONS WRITTEN
          (Premiums received $621,003).....................         (680,000)
                                                                ------------
     TOTAL OPTIONS WRITTEN
          (Premiums received $4,260,645)...................       (5,506,250)
                                                                ------------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 6.2% ...................................       14,401,290
                                                                ------------
NET ASSETS - 100.0% .......................................     $231,394,536
                                                                ============

---------------------------------------
+  Non-income producing security.
++ All of the common stocks are pledged as collateral for the written call options.
#  Amount represents less than 0.01% of total net assets.


                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) EAGLE FUND
PORTFOLIO OF INVESTMENTS                                       FEBRUARY 29, 2004


                                                                   Value
 Shares                                                            (Note 1)
--------                                                        -----------
COMMON STOCKS - 84.9%++
                 CONSUMER GOODS - 10.1%
100,000          Amgen, Inc.+ ...............................  $  6,353,000
150,000          Best Buy Co., Inc. .........................     7,987,500
100,000          XM Satellite Radio Holdings, Inc.+ .........     2,448,000
                                                               ------------
                                                                 16,788,500
                                                               ------------
                 FINANCIAL SERVICES - 5.0%
 97,500          Merrill Lynch & Co., Inc. ..................     5,967,975
 40,000          Morgan Stanley .............................     2,390,400
                                                               ------------
                                                                  8,358,375
                                                               ------------
                 MANUFACTURING - 8.4%
 80,000          Applera Corp. - Applied Biosystems
                 Group ......................................     1,824,000
175,000          Electronic Arts, Inc.+ .....................     8,253,000
150,000          MedImmune, Inc.+ ...........................     3,853,500
                                                               ------------
                                                                 13,930,500
                                                               ------------
                 TECHNOLOGY - 59.6%
100,000          Analog Devices, Inc.+ ......................     4,990,000
250,000          Apple Computer, Inc.+ ......................     5,982,500
200,000          Applied Materials, Inc.+ ...................     4,248,000
200,000          Cisco Systems, Inc.+ .......................     4,620,000
250,000          Dell, Inc.+ ................................     8,162,500
100,000          eBay, Inc.+ ................................     6,886,000
199,800          Hewlett-Packard Co. ........................     4,537,458
250,000          Intel Corp. ................................     7,307,500
100,000          International Business Machines Corp. ......     9,650,000
100,000          Linear Technology Corp. ....................     3,999,000
350,000          Microsoft Corp. ............................     9,275,000
150,000          NVIDIA Corp.+ ..............................     3,337,500
600,000          Oracle Corp.+ ..............................     7,728,000
450,000          Sun Microsystems, Inc.+ ....................     2,403,000
250,000          Texas Instruments, Inc. ....................     7,662,500
700,000          TIBCO Software, Inc.+ ......................     5,614,000
100,000          VERITAS Software Corp.+ ....................     3,042,000
                                                               ------------
                                                                 99,444,958
                                                               ------------

                                                                   Value
 Shares                                                            (Note 1)
--------                                                       ------------
                 TELECOMMUNICATIONS - 1.8%
100,000          Nextel Communications, Inc.+ ...............  $  2,649,000
 17,900          Nokia Corp. ADR ............................       389,683
                                                               ------------
                                                                  3,038,683
                                                               ------------
                 TOTAL INVESTMENTS
                 (Cost $144,396,825) ........................   141,561,016
                                                               ------------


                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) EAGLE FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)                         FEBRUARY 29, 2004


Number of
Contract Shares                       Expiration     Strike          Value
Subject to Call/Put                      Date         Price         (Note 1)
------------------------------------- ----------      -----         -------
CALL OPTIONS WRITTEN - (2.2)%
         CONSUMER GOODS - (0.5)%
100,000  Amgen, Inc. ................  03/20/04     $  65.0    $    (85,000)
150,000  Best Buy Co., Inc. .........  03/20/04        50.0        (585,000)
100,000  XM Satellite Radio
         Holdings, Inc. .............  03/20/04        25.0         (80,000)
                                                               ------------
                                                                   (750,000)
                                                               ------------
         FINANCIAL SERVICES - (0.2)%
 97,500  Merrill Lynch & Co.,
         Inc. .......................  03/20/04        60.0        (199,875)
 40,000  Morgan Stanley .............  03/20/04        55.0        (208,000)
                                                               ------------
                                                                   (407,875)
                                                               ------------
         MANUFACTURING - (0.2)%
175,000  Electronic Arts, Inc. ......  03/20/04        45.0        (402,500)
                                                               ------------
         TECHNOLOGY - (1.2)%
100,000  Analog Devices, Inc. .......  03/20/04        50.0        (165,000)
250,000  Apple Computer, Inc. .......  03/20/04        22.5        (400,000)
200,000  Applied Materials, Inc.       03/20/04        22.5         (70,000)
250,000  Dell, Inc. .................  03/20/04        32.5        (200,000)
100,000  eBay, Inc. .................  03/20/04        70.0        (115,000)
199,800  Hewlett-Packard Co. ........  03/20/04        22.5        (139,860)
250,000  Intel Corp. ................  03/20/04        30.0        (137,500)
100,000  Linear Technology
         Corp. ......................  03/20/04        42.5         (35,000)
150,000  NVIDIA Corp. ...............  03/20/04        22.5        (112,500)
250,000  Texas Instruments,
         Inc. .......................  03/20/04        30.0        (325,000)
100,000  VERITAS Software
         Corp. ......................  03/20/04        30.0        (170,000)
                                                               ------------
                                                                 (1,869,860)
                                                               ------------
         TELECOMMUNICATIONS - (0.1)%
100,000  Nextel
         Communications, Inc.          03/20/04        25.0        (160,000)
                                                               ------------
     TOTAL CALL OPTIONS WRITTEN
          (Premiums received $3 ,459,284)  ................      (3,590,235)
                                                               ------------

Number of
Contract Shares                       Expiration     Strike          Value
Subject to Call/Put                      Date         Price         (Note 1)
------------------------------------- ----------      -----         -------
PUT OPTIONS WRITTEN - (0.6)%
         CONSUMER GOODS - (0.1)%
 50,000  Amgen, Inc. ................  03/20/04     $  65.0    $    (75,000)
                                                               ------------
         MANUFACTURING - (0.2)%
200,000  Tyco International Ltd.       03/20/04        30.0        (340,000)
                                                               ------------
         TECHNOLOGY - (0.3)%
 50,000  Apple Computer, Inc. .......  03/20/04        25.0         (72,500)
150,000  Applied Materials, Inc.       03/20/04        22.5        (210,000)
150,000  Cisco Systems, Inc. ........  03/20/04        25.0        (300,000)
                                                               ------------
                                                                   (582,500)
                                                               ------------
     TOTAL PUT OPTIONS WRITTEN
          (Premiums received $1 ,103,073)..................        (997,500)
                                                               ------------
     TOTAL OPTIONS WRITTEN
          (Premiums received $4 ,562,357)  ................      (4,587,735)
                                                               ------------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 17.9% ..................................      29,839,324
                                                               ------------
NET ASSETS - 100.0% .......................................    $166,812,605
                                                               ============

---------------------------------------
+   Non-income producing security.
++ All of the common stocks are pledged as collateral for the written call options.
ADR - American Depository Receipt


                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) LIBERTY FUND
PORTFOLIO OF INVESTMENTS                                       FEBRUARY 29, 2004


                                                                   Value
 Shares                                                            (Note 1)
--------                                                       ------------
COMMON STOCKS - 76.3%++
               CONSUMER GOODS - 33.5%
    30,000     Abbott Laboratories ....................         $ 1,284,000
    15,000     Altria Group, Inc. .....................             863,250
     8,000     Amgen, Inc.+ ...........................             508,240
    20,000     Eli Lilly and Co. ......................           1,478,800
    50,000     The Home Depot, Inc. ...................           1,815,500
    35,000     Johnson & Johnson ......................           1,886,850
     3,171     Medco Health Solutions, Inc.+ ..........             103,565
    51,300     Merck & Co., Inc. ......................           2,466,504
    29,400     PepsiCo, Inc. ..........................           1,525,860
    10,000     The Procter & Gamble Co. ...............           1,025,100
    50,000     Time Warner, Inc.+ .....................             862,500
    15,000     United Parcel Service, Inc. ............           1,059,450
    30,000     Wal-Mart Stores, Inc. ..................           1,786,800
    15,000     Walgreen Co. ...........................             534,900
                                                                -----------
                                                                 17,201,319
                                                                -----------
               FINANCIAL SERVICES - 12.1%
    20,000     American Express Co. ...................           1,068,400
    30,000     J.P. Morgan Chase & Co. ................           1,230,600
    15,000     Merrill Lynch & Co., Inc. ..............             918,150
    15,000     Morgan Stanley .........................             896,400
       700     Wachovia Corp. .........................              33,579
    20,000     Washington Mutual, Inc. ................             898,800
    20,000     Wells Fargo & Co. ......................           1,147,000
                                                                -----------
                                                                  6,192,929
                                                                -----------
               MANUFACTURING - 10.9%
    50,000     General Electric Co. ...................           1,626,000
     3,200     General Motors Corp. ...................             153,984
    50,000     Tyco International Ltd. ................           1,428,500
    30,000     Wyeth ..................................           1,185,000
    15,000     3M Co. .................................           1,170,300
                                                                -----------
                                                                  5,563,784
                                                                -----------
               RESOURCES - 4.6%
    15,000     ChevronTexaco Corp. ....................           1,325,250
    25,000     Exxon Mobil Corp. ......................           1,054,250
                                                                -----------
                                                                  2,379,500
                                                                -----------

                                                                   Value
 Shares                                                            (Note 1)
--------                                                       ------------
               TECHNOLOGY - 15.2%
    50,000     Cisco Systems, Inc.+ ...................         $ 1,155,000
     8,000     Hewlett-Packard Co. ....................             181,680
    40,000     Intel Corp. ............................           1,169,200
    80,000     Microsoft Corp. ........................           2,120,000
   100,000     Oracle Corp.+ ..........................           1,288,000
    30,000     SBC Communications, Inc. ...............             720,300
     1,100     Texas Instruments, Inc. ................              33,715
    30,000     Verizon Communications, Inc. ...........           1,149,900
                                                                -----------
                                                                  7,817,795
                                                                -----------
               TOTAL COMMON STOCKS
               (Cost $38,551,438) .....................          39,155,327
                                                                -----------


                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) LIBERTY FUND
PORTFOLIO OF INVESTMENTS                                       FEBRUARY 29, 2004


Number of
Contract Shares                       Expiration     Strike          Value
Subject to Call/Put                      Date         Price         (Note 1)
------------------------------------- ----------      -----         -------
CALL OPTIONS PURCHASED - (0.0)%#
         CONSUMER GOODS - (0.0)%#
 35,000  Johnson & Johnson ..........  03/20/04     $  55.0     $    14,000
                                                                -----------
         (Cost $15,971)
         TOTAL INVESTMENTS - 76.3%
         (Cost $38,567,409) ....................                 39,169,327
                                                                -----------
CALL OPTIONS WRITTEN - (2.4)%
         CONSUMER GOODS - (1.0)%
 30,000  Abbott Laboratories ........  04/17/04        45.0         (13,500)
 15,000  Altria Group, Inc. .........  04/17/04        55.0         (46,500)
 20,000  Eli Lilly and Co. ..........  04/17/04        75.0         (40,000)
 50,000  The Home Depot, Inc.          04/17/04        35.0        (102,500)
 35,000  Johnson & Johnson ..........  04/17/04        55.0         (29,750)
 51,300  Merck & Co., Inc. ..........  04/17/04        50.0         (26,932)
 29,400  PepsiCo, Inc. ..............  03/20/04        50.0         (61,740)
 10,000  The Procter & Gamble
         Co. ........................  03/20/04       100.0         (30,000)
 15,000  United Parcel Service,
         Inc. .......................  04/17/04        70.0         (27,000)
 30,000  Wal-Mart Stores, Inc. ......  03/20/04        55.0        (147,000)
 15,000  Walgreen Co. ...............  03/20/04        35.0         (18,000)
                                                                -----------
                                                                   (542,922)
                                                                -----------
         FINANCIAL SERVICES - (0.5)%
 20,000  American Express Co. .......  04/17/04        55.0         (20,000)
 30,000  J.P. Morgan Chase &
         Co. ........................  03/20/04        37.5        (111,000)
 15,000  Merrill Lynch & Co.,
         Inc. .......................  04/17/04        60.0         (44,250)
 15,000  Morgan Stanley .............  04/17/04        60.0         (33,750)
 20,000  Washington Mutual,
         Inc. .......................  04/17/04        45.0         (26,000)
 20,000  Wells Fargo & Co. ..........  07/17/04        60.0         (22,000)
                                                                -----------
                                                                   (257,000)
                                                                -----------
         MANUFACTURING - (0.2)%
 50,000  General Electric Co. .......  06/19/04        35.0         (26,250)
  3,200  General Motors Corp. .......  03/20/04        45.0         (11,200)
 50,000  Tyco International Ltd.       07/17/04        30.0         (65,000)
                                                                -----------
                                                                   (102,450)
                                                                -----------
         RESOURCES - (0.1)%
 15,000  ChevronTexaco Corp.           06/19/04        90.0         (37,500)
 25,000  Exxon Mobil Corp. ..........  04/17/04        42.5         (21,250)
                                                                -----------
                                                                    (58,750)
                                                                -----------

Number of
Contract Shares                       Expiration     Strike          Value
Subject to Call/Put                      Date         Price         (Note 1)
------------------------------------- ----------      -----         -------
         TECHNOLOGY - (0.6)%
 50,000  Cisco Systems, Inc. ........  04/17/04     $  25.0     $   (27,500)
  8,000  Hewlett-Packard Co. ........  03/20/04        22.5          (5,600)
 40,000  Intel Corp. ................  04/17/04        30.0         (46,000)
100,000  Oracle Corp. ...............  06/19/04        14.0         (60,000)
 30,000  SBC Communications,
         Inc. .......................  07/17/04        25.0         (28,500)
 30,000  Verizon
         Communications, Inc. .......  04/17/04        35.0        (108,000)
                                                                -----------
                                                                   (275,600)
                                                                -----------
     TOTAL CALL OPTIONS WRITTEN
          (Premiums received $828,067)  ...................      (1,236,722)
                                                                -----------
PUT OPTIONS WRITTEN - (0.8)%
         CONSUMER GOODS - (0.3)%
 15,000  Amgen, Inc. ................  04/17/04        65.0         (33,750)
 35,000  Pfizer, Inc. ...............  04/17/04        40.0        (115,500)
                                                                -----------
                                                                   (149,250)
                                                                -----------
         FINANCIAL SERVICES - (0.4)%
 20,000  Bank of America
         Corp. ......................  04/17/04        85.0         (84,000)
 15,000  Merrill Lynch & Co.,
         Inc. .......................  04/17/04        65.0         (68,250)
 25,000  Morgan Stanley .............  04/17/04        60.0         (55,000)
                                                                -----------
                                                                   (207,250)
                                                                -----------
         TECHNOLOGY - (0.1)%
 15,000  International Business
         Machines Corp. .............  04/17/04       100.0         (72,000)
                                                                -----------
     TOTAL PUT OPTIONS WRITTEN
          (Premiums received $416,896)  ...................        (428,500)
                                                                -----------
     TOTAL OPTIONS WRITTEN
          (Premiums received $1,244,963)  .................      (1,665,222)
                                                                -----------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 26.9% ..................................      13,804,361
                                                                -----------
NET ASSETS - 100.0% .......................................     $51,308,466
                                                                ===========

---------------------------------------
+  Non-income producing security.
++ All of the common stocks are pledged as collateral for the written call options.
#  Amount represents less than 0.01% of total net assets.


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENTS OF ASSETS AND LIABILITIES                           FEBRUARY 29, 2004

                                                                       Kelmoore       Kelmoore Strategy(R)   Kelmoore Strategy(R)
                                                                   Strategy(R) Fund        Eagle Fund            Liberty Fund
                                                                   ----------------   --------------------   --------------------
ASSETS:
 Investments at market value (Cost $216,000,989,
  $144,396,825 and $38,567,409, respectively) (Note 1) .....        $ 222,499,496         $ 141,561,016         $  39,169,327
 Cash and cash equivalents (Note 1) ........................            7,918,828            13,571,535                    --
 Segregated cash for open put option contracts (Note 1) ....            6,562,500            18,506,250             9,502,500
 Receivables:
   Premiums for options written ............................              662,143             1,146,208             1,182,412
   Investment securities sold ..............................                   --                    --             9,195,681
   Capital stock sold ......................................            1,728,241             2,490,648             1,505,892
   Dividends and interest ..................................              330,096                25,400                56,688
 Prepaid assets ............................................               41,565                26,290                15,194
                                                                    -------------         -------------         -------------
   TOTAL ASSETS ............................................          239,742,869           177,327,347            60,627,694
                                                                    -------------         -------------         -------------
LIABILITIES:
 Payables:
   Due to custodian ........................................                   --                    --             6,812,739
   Investment securities purchased .........................            1,261,198             4,981,710                    --
   Written options closed ..................................              292,760               154,560               397,394
   Capital stock redeemed ..................................              819,617               456,006               323,823
   Advisory fees ...........................................              197,614               157,963                47,557
   Distribution fees (Class C) .............................               90,112                56,888                17,154
   Distribution fees (Class A) .............................               23,052                17,320                 5,531
   Other accrued expenses ..................................              157,730               102,560                49,808
 Option contracts written (Proceeds $4,260,645,
  $4,562,357 and $1,244,963, respectively) (Note 1) ........            5,506,250             4,587,735             1,665,222
                                                                    -------------         -------------         -------------
   TOTAL LIABILITIES .......................................            8,348,333            10,514,742             9,319,228
                                                                    -------------         -------------         -------------
NET ASSETS .................................................        $ 231,394,536         $ 166,812,605         $  51,308,466
                                                                    =============         =============         =============
CLASS C SHARES:
 Applicable to 29,445,876, 42,668,243 and 3,619,582 shares,
  respectively; unlimited number of shares of beneficial
  interest authorized with $0.001 par value ................        $ 114,552,252         $  75,200,927         $  21,831,726
                                                                    =============         =============         =============
 Net asset value, offering and redemption price per
    Class C share ..........................................        $        3.89         $        1.76         $        6.03
                                                                    =============         =============         =============
CLASS A SHARES:
 Applicable to 28,705,828, 50,170,023 and 4,766,787 shares,
  respectively; unlimited number of shares of beneficial
  interest authorized with $0.001 par value ................        $ 116,842,284         $  91,611,678         $  29,476,740
                                                                    =============         =============         =============
 Net asset value and redemption price per Class A share ....        $        4.07         $        1.83         $        6.18
                                                                    =============         =============         =============
 Offering price per Class A share (Net asset value - 0.945)*        $        4.31         $        1.94         $        6.54
                                                                    =============         =============         =============
NET ASSETS CONSIST OF:
 Paid-in capital ...........................................        $ 385,895,491         $ 177,366,997         $  53,682,687
 Accumulated net investment loss ...........................               (2,250)                  (50)                   --
 Accumulated net realized loss on securities and options ...         (159,751,607)           (7,693,155)           (2,555,880)
 Net unrealized appreciation/(depreciation) on securities
  and options ..............................................            5,252,902            (2,861,187)              181,659
                                                                    -------------         -------------         -------------
NET ASSETS .................................................        $ 231,394,536         $ 166,812,605         $  51,308,466
                                                                    =============         =============         =============

------------------
*Offering price includes sales charge of 5.50%.


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENTS OF OPERATIONS                            YEAR ENDED FEBRUARY 29, 2004

                                                                   Kelmoore       Kelmoore Strategy(R)  Kelmoore Strategy(R)
                                                               Strategy(R) Fund        Eagle Fund          Liberty Fund
                                                               ----------------   --------------------  --------------------
INVESTMENT INCOME:
 Dividends ..............................................        $  2,884,595         $    423,263         $    490,979
 Interest (Note 1) ......................................             125,867               92,538               18,038
                                                                 ------------         ------------         ------------
   Total Income .........................................           3,010,462              515,801              509,017
                                                                 ------------         ------------         ------------
EXPENSES:
 Investment advisory fees (Note 3) ......................           1,955,002              979,284              352,556
 Distribution fees Class C (Note 3) .....................           1,005,008              465,230              158,138
 Distribution fees Class A (Note 3) .....................             237,499              128,514               48,605
 Accounting fees ........................................              78,386               63,411               50,229
 Administration fees ....................................             173,308              117,094               53,190
 Custodian fees .........................................              47,663               34,296               21,305
 Insurance fees .........................................              47,900               17,174                7,180
 Printing fees ..........................................              76,787               37,710               12,967
 Professional fees ......................................             214,803              132,549               77,289
 Registration fees ......................................              38,980               38,030               31,674
 Transfer agent fees ....................................             764,315              358,846              135,402
 Trustees' fees .........................................              21,007                8,818                3,392
                                                                 ------------         ------------         ------------
   Total Expenses .......................................           4,660,658            2,380,956              951,927
   Fee Waivers and Expense Reimbursements (Note 3) ......                  --                   --              (36,538)
   Recoupment of Fee Waivers and Expense Reimbursements
    (Note 3) ............................................                  --              171,356                   --
                                                                 ------------         ------------         ------------
   Net Expenses .........................................           4,660,658            2,552,312              915,389
                                                                 ------------         ------------         ------------
 Net investment loss ....................................          (1,650,196)          (2,036,511)            (406,372)
                                                                 ------------         ------------         ------------
REALIZED AND UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS:
 Net realized gain/(loss) from:
   Security transactions ................................          28,037,407           14,714,758            4,331,550
   Options ..............................................           5,791,271           10,344,461              (28,716)
 Net change in unrealized appreciation/(depreciation) on:
   Security transactions ................................          13,237,173            7,029,574            3,169,467
   Options ..............................................            (763,724)            (253,130)            (352,099)
                                                                 ------------         ------------         ------------
    Net realized and unrealized gain on investments .....          46,302,127           31,835,663            7,120,202
                                                                 ------------         ------------         ------------
 Net increase in net assets resulting from operations ...        $ 44,651,931         $ 29,799,152         $  6,713,830
                                                                 ============         ============         ============


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                         Kelmoore                      Kelmoore Strategy(R)
                                                     Strategy(R) Fund                       Eagle Fund
                                               ------------------------------      ------------------------------
                                                Year Ended        Year Ended        Year Ended        Year Ended
                                               February 29,      February 28,      February 29,      February 28,
                                                   2004              2003              2004              2003
                                               ------------      ------------      ------------      ------------
OPERATIONS:
 Net investment loss .....................    $  (1,650,196)    $  (2,664,416)    $  (2,036,511)    $  (1,048,611)
 Net realized gain/(loss) on securities
  and options ............................       33,828,678       (78,022,909)       25,059,219       (13,742,530)
 Net change in unrealized
  appreciation/(depreciation) on
  securities and options .................       12,473,449        28,709,068         6,776,444           814,550
                                              -------------     -------------     -------------     -------------
 Net increase/(decrease) in net assets
  resulting from operations ..............       44,651,931       (51,978,257)       29,799,152       (13,976,591)
                                              -------------     -------------     -------------     -------------

DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Realized capital gains:
   Class C ...............................      (11,166,026)         (123,762)       (8,602,495)          (61,753)
   Class A ...............................      (10,147,043)          (89,838)       (9,131,584)          (52,454)
 Tax return of capital:
   Class C ...............................               --        (9,349,097)               --        (4,035,666)
   Class A ...............................               --        (6,786,498)               --        (3,427,954)
                                              -------------     -------------     -------------     -------------
 Total distributions to shareholders .....      (21,313,069)      (16,349,195)      (17,734,079)       (7,577,827)
                                              -------------     -------------     -------------     -------------

CAPITAL SHARE
 TRANSACTIONS:
 Proceeds from shares sold:
   Class C ...............................       38,451,335        21,426,129        46,321,032        24,757,480
   Class A ...............................       64,971,475        27,360,356        71,456,366        19,442,480
 Reinvestment of distributions:
   Class C ...............................        7,587,955         6,659,672         5,887,571         3,125,558
   Class A ...............................        5,842,240         4,074,682         5,447,685         2,280,817
 Cost of shares redeemed:
   Class C ...............................      (28,322,735)      (56,105,445)      (11,033,265)       (8,421,871)
   Class A ...............................      (33,976,370)      (45,677,359)      (15,980,711)      (10,421,740)
                                              -------------     -------------     -------------     -------------
 Increase/(decrease) in net assets derived
  from capital share transactions (a) ....       54,553,900       (42,261,965)      102,098,678        30,762,724
                                              -------------     -------------     -------------     -------------

   TOTAL INCREASE/
    (DECREASE) IN NET
    ASSETS ...............................       77,892,762      (110,589,417)      114,163,751         9,208,306
                                              -------------     -------------     -------------     -------------
NET ASSETS:
 Beginning of year .......................      153,501,774       264,091,191        52,648,854        43,440,548
                                              -------------     -------------     -------------     -------------
 End of year .............................    $ 231,394,536     $ 153,501,774     $ 166,812,605     $  52,648,854
                                              =============     =============     =============     =============
 (a)Transactions in capital stock were:
   Shares sold:
    Class C ..............................       10,159,498         5,410,098        27,049,808        13,176,743
    Class A ..............................       16,582,188         6,810,600        40,558,079        10,435,093
   Shares issued through reinvestment of
    distributions:
    Class C ..............................        2,033,578         1,770,193         3,512,774         1,852,484
    Class A ..............................        1,502,874         1,060,233         3,150,450         1,321,129
   Shares redeemed:
    Class C ..............................       (7,570,786)      (14,171,880)       (6,604,463)       (4,730,481)
    Class A ..............................       (8,642,438)      (10,958,265)       (9,141,910)       (5,463,503)
                                              -------------     -------------     -------------     -------------
 Increase/(decrease) in shares
  outstanding ............................       14,064,914       (10,079,021)       58,524,738        16,591,465
                                              =============     =============     =============     =============


[WIDE TABLE CONTINUED FROM ABOVE]

                                                    Kelmoore Strategy(R)
                                                       Liberty Fund
                                             -------------------------------
                                                 Year Ended       Year Ended
                                                February 29,     February 28,
                                                   2004             2003
                                             -------------     -------------
OPERATIONS:
 Net investment loss ......................  $    (406,372)    $    (366,957)
 Net realized gain/(loss) on securities
  and options .............................      4,302,834        (6,515,285)
 Net change in unrealized
  appreciation/(depreciation) on
  securities and options ..................      2,817,368          (188,083)
                                             -------------     -------------
 Net increase/(decrease) in net assets
  resulting from operations ...............      6,713,830        (7,070,325)
                                             -------------     -------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Realized capital gains:
   Class C ................................     (1,374,528)         (812,871)
   Class A ................................     (1,663,173)         (851,707)
 Tax return of capital:
   Class C ................................             --          (341,443)
   Class A ................................             --          (357,756)
                                             -------------     -------------
 Total distributions to shareholders ......     (3,037,701)       (2,363,777)
                                             -------------     -------------
CAPITAL SHARE
 TRANSACTIONS:
 Proceeds from shares sold:
   Class C ................................     13,492,406        10,069,349
   Class A ................................     18,622,804        11,912,640
 Reinvestment of distributions:
   Class C ................................        857,964           773,957
   Class A ................................        905,746           705,555
 Cost of shares redeemed:
   Class C ................................     (5,655,506)       (9,401,919)
   Class A ................................     (4,646,079)       (7,362,565)
                                             -------------     -------------
 Increase/(decrease) in net assets
  derived from capital share
  transactions (a) ........................     23,577,335         6,697,017
                                             -------------     -------------
   TOTAL INCREASE/
    (DECREASE) IN NET
    ASSETS ................................     27,253,464        (2,737,085)
                                             -------------     -------------
NET ASSETS:
 Beginning of year ........................     24,055,002        26,792,087
                                             -------------     -------------
 End of year ..............................  $  51,308,466     $  24,055,002
                                             =============     =============
 (a)Transactions in capital stock were:
   Shares sold:
    Class C ...............................      2,262,067         1,615,930
    Class A ...............................      3,059,630         1,884,227
   Shares issued through reinvestment of
    distributions:
    Class C ...............................        146,321           132,871
    Class A ...............................        151,239           121,080
   Shares redeemed:
    Class C ...............................       (957,471)       (1,546,203
    Class A ...............................       (770,873)       (1,270,103
                                             -------------     -------------
 Increase/(decrease) in shares
  outstanding .............................      3,890,913           937,802
                                             =============     =============


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS                                           FEBRUARY 29, 2004


The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                       Kelmoore Strategy(R) Fund
                                                       ---------------------------------------------------------
                                                               Year Ended                   Year Ended
                                                            February 29, 2004            February 28, 2003
                                                       --------------------------- -----------------------------
                                                          Class C       Class A       Class C        Class A
                                                       ------------- ------------- ------------- ---------------
Net asset value,
 beginning of period .................................    $  3.43       $  3.55      $    4.83     $     4.94
                                                          -------       -------      ---------     ----------
 Income from investment operations:
 Net investment loss .................................      (0.04)        (0.02)         (0.07)         (0.04)
 Net realized and unrealized gain/(loss)
  on investments .....................................       0.92          0.96          (0.98)         (1.00)
                                                          -------       -------      ---------     ----------
  Total from investment operations ...................       0.88          0.94          (1.05)         (1.04)
                                                          -------       -------      ---------     ----------
 Less distributions from:
 Realized capital gains ..............................      (0.42)        (0.42)         (0.01)         (0.01)
 Tax return of capital ...............................         --            --          (0.34)         (0.34)
                                                          -------       -------      ---------     ----------
Net asset value, end of period .......................    $  3.89       $  4.07      $    3.43     $     3.55
                                                          =======       =======      =========     ==========
Total return .........................................      26.88%        27.70%+       (22.04)%       (21.31)%+
Ratios/Supplemental Data
 Net assets, end of period (in 000s) .................    $114,552      $116,842     $  85,166     $   68,336
 Ratio of expenses to average net assets:
   Before fee waivers and expense reimbursements .....       2.75%         2.00%          2.74%          1.99%
   After fee waivers and expense reimbursements ......       2.75%         2.00%          2.74%          1.99%
 Ratio of net investment loss to average net assets:
   Before fee waivers and expense reimbursements .....      (1.21)%       (0.46)%        (1.74)%        (0.99)%
   After fee waivers and expense reimbursements ......      (1.21)%       (0.46)%        (1.74)%        (0.99)%
 Portfolio turnover rate .............................     153.30%       153.30%        111.73%        111.73%

[WIDE TABLE CONTINUED FROM ABOVE]

                                                         Kelmoore Strategy(R) Fund
                                                       -----------------------------
                                                                Year Ended
                                                            February 28, 2002
                                                       -----------------------------
                                                          Class C        Class A
                                                       ------------- ---------------
Net asset value,
 beginning of period .................................   $   6.33      $     6.41
                                                         --------      ----------
 Income from investment operations:
 Net investment loss .................................      (0.08)          (0.04)
 Net realized and unrealized gain/(loss)
  on investments .....................................      (0.88)          (0.89)
                                                         --------      ----------
  Total from investment operations ...................      (0.96)          (0.93)
                                                         --------      ----------
 Less distributions from:
 Realized capital gains ..............................      (0.04)          (0.04)
 Tax return of capital ...............................      (0.50)          (0.50)
                                                         --------      ----------
Net asset value, end of period .......................   $   4.83      $     4.94
                                                         ========      ==========
Total return .........................................     (16.00)%        (15.31)%+
Ratios/Supplemental Data
 Net assets, end of period (in 000s) .................   $153,639      $  110,452
 Ratio of expenses to average net assets:
   Before fee waivers and expense reimbursements .....       2.51%           1.76%
   After fee waivers and expense reimbursements ......       2.51%           1.76%
 Ratio of net investment loss to average net assets:
   Before fee waivers and expense reimbursements .....      (1.40)%         (0.65)%
   After fee waivers and expense reimbursements ......      (1.40)%         (0.65)%
 Portfolio turnover rate .............................     133.04%         133.04%

------------------
 * Kelmoore Strategy Class C and Class A commenced operations on May 3, 1999 and October 25, 1999, respectively.
 (1) Annualized.
 (2) Not Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
 +   Total return calculation does not reflect sales load.


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)                             FEBRUARY 29, 2004

                            Kelmoore Strategy(R) Fund
    ------------------------------------------------------------------
              Year Ended                        Period Ended
           February 28, 2001                 February 29, 2000
    -------------------------------   --------------------------------
       Class C          Class A          Class C*         Class A*
    -------------   ---------------   -------------   ----------------
      $   8.80        $    8.84         $  10.00          $  9.43
      --------        ---------         --------          -------
         (0.07)           (0.01)           (0.05)#             --#

         (0.99)           (1.01)            0.59             0.44
      --------        ---------         --------          -------
         (1.06)           (1.02)            0.54             0.44
      --------        ---------         --------          -------
         (1.41)           (1.41)           (1.74)           (1.03)
            --               --               --               --
      --------        ---------         --------          -------
      $   6.33        $    6.41         $   8.80          $  8.84
      ========        =========         ========          =======
        (14.61)%         (14.05)%+          5.54%(2)         4.55%(2),+
      $177,870        $  93,728         $116,051          $15,490
          2.41%            1.66%            3.20%(1)         2.45%(1)
          2.41%            1.66%            3.00%(1)         2.25%(1)
         (0.89)%          (0.14)%          (1.82)%(1)       (1.07)%(1)
         (0.89)%          (0.14)%          (1.62)%(1)       (0.87)%(1)
        166.43%          166.43%          218.66%(2)       218.66%(2)


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)                             FEBRUARY 29, 2004


The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                          Kelmoore Strategy(R) Eagle Fund
                                              -------------------------------------------------------
                                                     Year Ended                  Year Ended
                                                  February 29, 2004           February 28, 2003
                                              ------------------------- -----------------------------
                                                 Class C      Class A      Class C        Class A
                                              ------------ ------------ ------------- ---------------
Net asset value,
 beginning of period ........................   $  1.52      $  1.55        $  2.43       $  2.47
                                                -------      -------        -------       -------
 Income from investment operations:
 Net investment loss ........................     (0.03)       (0.02)         (0.05)        (0.03)
 Net realized and unrealized gain/(loss)
  on investments ............................      0.59         0.62          (0.57)        (0.60)
                                                -------      -------        -------       -------
  Total from investment operations ..........      0.56         0.60          (0.62)        (0.63)
                                                -------      -------        -------       -------
 Less distributions from:
 Realized capital gains .....................     (0.32)       (0.32)         (0.01)        (0.01)
 Tax return of capital ......................        --           --          (0.28)        (0.28)
                                                -------      -------        -------       -------
Net asset value, end of period ..............   $  1.76      $  1.83        $  1.52       $  1.55
                                                =======      =======        =======       =======
Total return ................................     40.39%       42.38%+       (26.12)%      (26.09)%+
Ratios/Supplemental Data
 Net assets, end of period (in 000s) ........   $75,201      $91,612        $28,414       $24,235
 Ratio of expenses to average net assets:
       Before fee waivers and expense
        reimbursements ......................      3.00%        2.25%          3.12%         2.37%
       After fee waivers and expense
        reimbursements ......................      3.00%        2.25%          3.00%         2.25%
 Ratio of net investment loss to average
  net assets:
       Before fee waivers and expense
        reimbursements ......................     (2.46)%      (1.71)%        (2.71)%       (1.96)%
       After fee waivers and expense
        reimbursements ......................     (2.46)%      (1.71)%        (2.58)%       (1.83)%
 Portfolio turnover rate ....................    152.84%      152.84%         87.97%        87.97%


[WIDE TABLE CONTINUED FROM ABOVE]

                                                               Kelmoore Strategy(R) Eagle Fund
                                              -----------------------------------------------------------------
                                                       Year Ended                      Period Ended
                                                    February 28, 2002                February 28, 2001
                                              ----------------------------- -----------------------------------
                                                 Class C        Class A         Class C*          Class A*
                                              ------------- --------------- --------------- -------------------
Net asset value,
 beginning of period ........................   $  3.57         $  3.59        $    10.00         $   10.00
                                                -------         -------        ----------         ---------
 Income from investment operations:
 Net investment loss ........................     (0.08)          (0.04)            (0.10)#           (0.07)#
 Net realized and unrealized gain/(loss)
  on investments ............................     (0.56)          (0.58)            (4.62)            (4.63)
                                                -------         -------        ----------         ---------
  Total from investment operations ..........     (0.64)          (0.62)            (4.72)            (4.70)
                                                -------         -------        ----------         ---------
 Less distributions from:
 Realized capital gains .....................     (0.02)          (0.02)            (1.71)            (1.71)
 Tax return of capital ......................     (0.48)          (0.48)               --                --
                                                -------         -------        ----------         ---------
Net asset value, end of period ..............   $  2.43         $  2.47        $     3.57         $    3.59
                                                =======         =======        ==========         =========
Total return ................................    (19.25)%        (18.51)%+         (55.26)%(2)       (55.04)%(2),+
Ratios/Supplemental Data
 Net assets, end of period (in 000s) ........   $20,475         $22,965        $   14,884         $   8,411
 Ratio of expenses to average net assets:
       Before fee waivers and expense
        reimbursements ......................      2.99%           2.24%             4.13%(1)          3.38%(1)
       After fee waivers and expense
        reimbursements ......................      2.99%           2.24%             2.99%(1)          2.24%(1)
 Ratio of net investment loss to average
  net assets:
       Before fee waivers and expense
        reimbursements ......................     (2.68)%         (1.93)%           (3.62)%(1)        (2.87)%(1)
       After fee waivers and expense
        reimbursements ......................     (2.68)%         (1.93)%           (2.47)%(1)        (1.72)%(1)
 Portfolio turnover rate ....................    119.01%         119.01%            83.44%(2)         83.44%(2)

------------------
 * Kelmoore Strategy Eagle Class C and Class A commenced operations on June 29, 2000.
 (1) Annualized.
 (2) Not Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
 +   Total return calculation does not reflect sales load.


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)                             FEBRUARY 29, 2004


The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                         Kelmoore Strategy(R) Liberty Fund
                                              -------------------------------------------------------
                                                     Year Ended                  Year Ended
                                                  February 29, 2004           February 28, 2003
                                              ------------------------- -----------------------------
                                                 Class C      Class A      Class C        Class A
                                              ------------ ------------ ------------- ---------------
Net asset value,
 beginning of period ........................   $  5.31      $  5.39       $  7.50       $  7.56
                                                -------      -------       -------       -------
 Income from investment operations:
 Net investment loss ........................     (0.07)       (0.03)        (0.11)        (0.06)
 Net realized and unrealized gain/(loss)
  on investments ............................      1.32         1.35         (1.52)        (1.55)
                                                -------      -------       -------       -------
  Total from investment operations ..........      1.25         1.32         (1.63)        (1.61)
                                                -------      -------       -------       -------
 Less distributions from:
 Realized capital gains .....................     (0.53)       (0.53)        (0.39)        (0.39)
 Tax return of capital ......................        --           --         (0.17)        (0.17)
                                                -------      -------       -------       -------
Net asset value, end of period ..............   $  6.03      $  6.18       $  5.31       $  5.39
                                                =======      =======       =======       =======
Total return ................................     24.21%       25.19%+      (22.11)%      (21.65)%+
Ratios/Supplemental Data
 Net assets, end of period (in 000s) ........   $21,832      $29,477       $11,509       $12,546
 Ratio of expenses to average net assets:
       Before fee waivers and expense
        reimbursements ......................      3.11%        2.36%         3.30%         2.55%
       After fee waivers and expense
        reimbursements ......................      3.00%        2.25%         3.00%         2.25%
 Ratio of net investment loss to average
  net assets:
       Before fee waivers and expense
        reimbursements ......................     (1.67)%      (0.92)%       (2.13)%       (1.38)%
       After fee waivers and expense
        reimbursements ......................     (1.56)%      (0.81)%       (1.83)%       (1.08)%
 Portfolio turnover rate ....................    193.32%      193.32%       111.37%       111.37%


[WIDE TABLE CONTINUED FROM ABOVE]

                                                             Kelmoore Strategy(R) Liberty Fund
                                              ---------------------------------------------------------------
                                                      Year Ended                     Period Ended
                                                   February 28, 2002               February 28, 2001
                                              --------------------------- -----------------------------------
                                                 Class C       Class A        Class C*          Class A*
                                              ------------ -------------- --------------- -------------------
Net asset value,
 beginning of period ........................   $  8.93      $    8.94        $ 10.00           $ 10.00
                                                -------      ---------        -------           -------
 Income from investment operations:
 Net investment loss ........................     (0.10)         (0.05)         (0.02)#           (0.01)#
 Net realized and unrealized gain/(loss)
  on investments ............................     (0.31)         (0.31)         (1.00)            (1.00)
                                                -------      ---------        -------           -------
  Total from investment operations ..........     (0.41)         (0.36)         (1.02)            (1.01)
                                                -------      ---------        -------           -------
 Less distributions from:
 Realized capital gains .....................     (1.02)         (1.02)         (0.05)            (0.05)
 Tax return of capital ......................        --             --             --                --
                                                -------      ---------        -------           -------
Net asset value, end of period ..............   $  7.50      $    7.56        $  8.93           $  8.94
                                                =======      =========        =======           =======
Total return ................................     (5.00)%        (4.39)%+      (10.21)%(2)       (10.11)%(2),+
Ratios/Supplemental Data
 Net assets, end of period (in 000s) ........   $14,753      $  12,039        $ 2,072           $   736
 Ratio of expenses to average net assets:
       Before fee waivers and expense
        reimbursements ......................      4.53%          3.78%         19.58%(1)         18.83%(1)
       After fee waivers and expense
        reimbursements ......................      3.00%          2.25%          3.00%(1)          2.25%(1)
 Ratio of net investment loss to average
  net assets:
       Before fee waivers and expense
        reimbursements ......................     (3.57)%        (2.82)%       (17.88)%(1)       (17.13)%(1)
       After fee waivers and expense
        reimbursements ......................     (2.04)%        (1.29)%        (1.30)%(1)        (0.55)%(1)
 Portfolio turnover rate ....................    131.62%        131.62%         50.94%(2)         50.94%(2)

------------------
 * Kelmoore Strategy Liberty Class C and Class A commenced operations on December 26, 2000.
 (1) Annualized.
 (2) Not Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
 +   Total return calculation does not reflect sales load.


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS                                  FEBRUARY 29, 2004


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Kelmoore Strategic Trust (the "Trust"), an open-end management investment company, was organized as a Delaware statutory trust on November 30, 1998. The Trust operates as a series company and, at February 29, 2004, consisted of three non-diversified investment portfolios (each, a "Fund" and collectively, the "Funds"), Kelmoore Strategy(R) Fund ("Strategy"), Kelmoore Strategy(R) Eagle Fund ("Eagle") and Kelmoore Strategy(R) Liberty Fund ("Liberty"). Each Fund's primary goal is to maximize realized gains from writing covered options on common stocks. The Strategy Fund's main strategy is to purchase the common stocks of a limited number of large cap companies with market capitalization in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Eagle Fund's main strategy is to purchase the common stocks of a limited number of mid- and large-cap companies with market capitalization in excess of $1 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Liberty Fund's main strategy is to purchase the common stocks of a limited number of large cap companies with market capitalization in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. As a secondary strategy, the Funds may "write" secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. The Funds also seek to protect or "hedge" the portfolios against a decline in the value of the stocks the Funds own by acquiring put options. The Funds' authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer two classes of shares (Class A and Class C). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the Advisor pursuant to procedures approved by the Board of Trustees. Equity securities traded on any U.S. or foreign exchange are valued at the last sale price on the exchange or system on which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally on a U.S. exchange are valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days are valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price on the exchange where the options are principally traded or, if no sale occurs, at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 29, 2004


received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option which the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or other highly liquid securities into a segregated account equal to the put option's exercise value (number of shares times strike price).

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Funds will distribute substantially all of their net investment income and short-term capital gains monthly and long-term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

E. FEDERAL INCOME TAXES. The Funds' policy is to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to income tax, therefore, no federal income tax provisions will be required.

F. CASH AND CASH EQUIVALENTS. Uninvested cash is swept daily into an interest bearing account at PFPC Trust Company. The interest is paid to the Funds on a monthly basis.

G. USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 29, 2004


assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. ALLOCATION OF EXPENSES. Expenses that are specific to a Fund or share class are charged directly to that Fund or share class. Distribution expenses are solely borne by and charged to the respective class of shares. Expenses that are common to all Funds generally are allocated among the funds in proportion to their average daily net assets.

I. NET ASSET VALUE. The net asset value per share of each class is calculated daily by allocating investment income, realized and unrealized gains and losses and expenses (other than class specific expenses) to each class of shares based upon the value of shares outstanding attributed to each class at the beginning of each day.


NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, during the year ended February 29, 2004 were as follows:

                                              Purchases           Sales
                                           ---------------   ---------------
Strategy Fund ..........................    $294,326,590      $253,512,045
Eagle Fund .............................     196,627,407       116,096,339
Liberty Fund ...........................      69,417,178        59,209,345

Transactions in option contracts written for the year ended February 29, 2004 were as follows:

                                                 Strategy Fund                      Eagle Fund
                                       --------------------------------- --------------------------------
                                           Contracts         Premium         Contracts        Premium
                                       ---------------- ---------------- ---------------- ---------------
Outstanding at February 28, 2003 .....      5,524,100    $   6,783,109        1,040,000    $   1,300,002
Options written during period ........     46,631,600       72,370,431       31,456,600       49,616,239
Options exercised during period ......     (9,300,000)     (15,262,458)      (6,588,100)      (9,413,473)
Options expired during period ........       (523,600)        (479,557)        (649,100)        (651,204)
Options closed during period .........    (39,007,100)     (59,150,880)     (21,947,100)     (36,289,207)
                                          -----------    -------------      -----------    -------------
Outstanding at February 29, 2004 .....      3,325,000    $   4,260,645        3,312,300    $   4,562,357
                                          ===========    =============      ===========    =============


                                                       Liberty Fund
                                             --------------------------------
                                                Contracts          Premium
                                             ---------------   --------------
Outstanding at February 28, 2003 .........         504,800      $    621,285
Options written during period ............       5,425,600         7,760,056
Options exercised during period ..........      (1,598,000)       (2,267,818)
Options expired during period ............        (406,100)         (534,432)
Options closed during period .............      (2,979,400)       (4,334,128)
                                                ----------      ------------
Outstanding at February 29, 2004 .........         946,900      $  1,244,963
                                                ==========      ============

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 29, 2004


NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Kelmoore Investment Company, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. The Advisor receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets of each Fund. The Advisor has contractually agreed to waive all or a portion of its fees and to reimburse certain expenses of the Funds as stated below.

The total operating expenses for the period on the Strategy Fund will not exceed 2.00% for Class A and 2.75% for Class C, and for the Eagle and Liberty Funds will not exceed 2.25% for Class A and 3.00% for Class C. The fee waiver and reimbursement arrangement will continue at least through June 30, 2004. Any waiver or reimbursement by the Advisor is subject to recoupment from the Funds within the following three years, to the extent such recoupment would not cause total expenses to exceed any current expense limitation.

During the year ended February 29, 2004, the Advisor recouped $171,356 of waived or reimbursed expenses related to the Eagle Fund. The Advisor has deemed unrecoverable $68,994 of waived or reimbursed expenses for the Liberty Fund.

At February 29, 2004, the balance of recoupable expenses for each Fund was as follows:

                              2005         2006         2007      Total
                          --------       ------      -------     -------
Eagle Fund ...........          --      $30,813           --    $ 30,813
Liberty Fund .........    $131,209       76,822      $36,538     244,569

The Funds have, on behalf of the Class A and Class C shares, adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a "Plan") that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan for Class A shares permits the Funds to reimburse the Advisor, as the Funds' distributor (the "Distributor"), an annual fee not to exceed 0.25% of the average daily net assets of the Class A shares. The Plan for Class C shares permits the Funds to reimburse the Distributor an annual fee not to exceed 0.75% of the average daily net assets of the Class C shares. In addition, the Plan for Class C shares permits the Funds to reimburse the Distributor for payments to dealers or others, an annual service fee not to exceed 0.25% of the average daily net assets of the Class C shares. For the year ended February 29, 2004, the Strategy Fund reimbursed the Distributor $1,242,507 ($237,499 for Class A and $1,005,008 for Class C), the Eagle Fund reimbursed the Distributor $593,744 ($128,514 for Class A and $465,230 for Class C) and the Liberty Fund reimbursed the Distributor $206,743 ($48,605 for Class A and $158,138 for Class C) for distribution and servicing expenses incurred.

The Strategy, Eagle and Liberty Funds' Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with each Fund's current prospectus. For the year ended February 29, 2004, sales charges received by Kelmoore Investment Company, Inc., as the Funds' distributor, were as follows:

Strategy Fund .............................................    $211,702
Eagle Fund ................................................     204,951
Liberty Fund ..............................................      72,085

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative and accounting services. The Funds have

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 29, 2004


entered into a Custodian Services Agreement with PFPC Trust Company dated April 30, 2003. Prior to April 30, 2003, The Bank of New York served as custodian for the Funds.

B. BROKERAGE COMMISSIONS. The Funds place substantially all their securities transactions, including transactions involving options, through the Advisor, a registered broker-dealer ("Kelmoore"), in accordance with procedures adopted by the Board of Trustees. The Funds will not deal with Kelmoore (or any affiliate) in any transaction in which Kelmoore (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. For the year ended February 29, 2004, the Funds have paid $5,872,765, $3,673,718 and $688,009 for the Strategy, Eagle and Liberty Funds, respectively, in brokerage commissions to Kelmoore. Pershing(R) acts as the clearing broker for the Funds' transactions and is compensated by Kelmoore for these services. Pershing(R) is not affiliated with Kelmoore.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and Trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC Inc., or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Advisor, PFPC Inc., or any affiliate thereof, an annual retainer of $8,000, payable in quarterly installments. In addition, the Trust reimburses expenses incurred by the Trustees in attending Trustee meetings.


NOTE 4 - TAX DISCLOSURE

For federal income tax purposes, the cost of securities owned at February 29, 2004 and the net realized gains or losses on securities sold for the period then ended were different from the amounts reported for financial reporting purposes as shown below. The aggregate gross unrealized appreciation and depreciation at February 29, 2004 for the Funds is as follows:

                              Federal        Net Unrealized     Appreciated       Depreciated
                              Tax Cost        Depreciation       Securities       Securities
                          ---------------   ----------------   -------------   ----------------
Strategy Fund .........    $218,774,017       $ (1,780,771)     $5,993,786       $ (7,774,557)
Eagle Fund ............     141,682,709         (4,709,428)      3,928,026         (8,637,454)
Liberty Fund ..........      37,979,532           (475,427)        925,702         (1,401,129)

Differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax-deferral of losses on wash sales.

At February 29, 2004, the Funds had capital loss carryforwards for Federal income tax purposes as follows:

Fund                  Capital Loss Carryforward     Year of Expiration
------------------   ---------------------------   -------------------
Strategy .........          $ (87,804,076)                 2010
                              (62,519,008)                 2011
Eagle ............             (4,939,505)                 2011
Liberty ..........             (1,124,014)                 2011

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 29, 2004


The tax character of dividends and distributions paid during the years ended February 29, 2004 and February 28, 2003 was as follows:

                                  STRATEGY FUND

                                       2004                      2003
                              -----------------------   -----------------------
                               Dollars      Per share    Dollars      Per share
                              ----------    ---------   ----------    ---------
Ordinary income ...........  $21,313,069    $ 0.4205    $   213,600   $  0.0046
Return of capital .........           --          --     16,135,595      0.3447
                             -----------    --------    -----------   ---------
Total .....................  $21,313,069    $ 0.4205    $16,349,195   $  0.3493
                             ===========    ========    ===========   =========

                                   EAGLE FUND

                                       2004                      2003
                              -----------------------   -----------------------
                               Dollars      Per share    Dollars      Per share
                              ----------    ---------   ----------    ---------
Ordinary income ...........  $17,734,079    $ 0.3234    $  114,207    $  0.0044
Return of capital .........           --          --     7,463,620       0.2873
                             -----------    --------    ----------    ---------
Total .....................  $17,734,079    $ 0.3234    $7,577,827    $  0.2917
                             ===========    ========    ==========    =========

                                  LIBERTY FUND

                                       2004                      2003
                              -----------------------   -----------------------
                               Dollars      Per share    Dollars      Per share
                              ----------    ---------   ----------    ---------
Ordinary income ...........   $3,037,701    $ 0.5269    $1,664,578    $  0.3921
Return of capital .........           --          --       699,199       0.1646
                              ----------    --------    ----------    ---------
Total .....................   $3,037,701    $ 0.5269    $2,363,777    $  0.5567
                              ==========    ========    ==========    =========

As of February 29, 2004, the components of Accumulated Losses on a tax basis were as follows:

                                                                      Strategy Fund         Eagle Fund        Liberty Fund
                                                                    -----------------   -----------------   ---------------
Undistributed ordinary loss .....................................    $       (2,250)      $         (50)     $         --
Capital loss carryforwards including straddle deferrals .........      (151,837,439)         (5,287,064)       (1,180,019)
Post-October losses .............................................          (880,495)           (557,850)         (718,775)
Unrealized depreciation .........................................        (1,780,771)         (4,709,428)         (475,427)
                                                                     --------------       -------------      ------------
Total Accumulated Losses ........................................    $ (154,500,955)      $ (10,554,392)     $ (2,374,221)
                                                                     ==============       =============      ============

Post-October losses represent losses realized on investment transactions from November 1, 2003 through February 29, 2004 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONCLUDED)                    FEBRUARY 29, 2004


NOTE 5 - RECLASSIFICATIONS

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of February 29, 2004, the reclassifications were as follows:

                                                  Increase         Increase
                               Decrease        Undistributed      Accumulated
                           Paid-in Capital        Net Loss       Realized Loss
                          -----------------   ---------------   --------------
Strategy Fund .........     $ (22,976,765)       $1,663,696      $21,313,069
Eagle Fund ............       (19,770,638)        2,036,559       17,734,079
Liberty Fund ..........        (3,444,073)          406,372        3,037,701

The above relates to the reclassification of net operating losses and the overdistribution of short-term capital gains for tax purposes. Under tax regulations, net investment operating losses are not available for use in future periods.


NOTE 6 - INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Kelmoore Strategic Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Kelmoore Strategy Fund, Kelmoore Strategy Eagle Fund, and Kelmoore Strategy Liberty Fund (the "Funds") at February 29, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers

San Francisco, California
April 16, 2004

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

Information pertaining to the Trustees and executive officers* of Kelmoore Strategic Trust is set forth below. The statement of additional information
(SAI) includes additional information about the Funds' Trustees and is available without charge, upon request, by calling (877) 328-9456.

                                                                                  Number of
                                                                                Portfolios in
                              Term of Office                                    Fund Complex        Other Directorships/
Name, Age, Address and         and Length of       Principal Occupation(s)       Overseen by          Trusteeships Held
Position(s) with Fund          Time Served(1)        During Past 5 Years           Trustee               by Trustee(3)
---------------------------- ---------------- -------------------------------- -------------- --------------------------------
                                                     DISINTERESTED TRUSTEES

Jeffrey Ira (49)             Since 1999       Partner and Certified Public     Three          None
 2471 E. Bayshore Road                        Accountant, C.G. Uhlonberg
 #501, Palo Alto, CA 94303                    LLP, a certified public
Trustee                                       accounting firm, from May 1984 to
                                              present; and City Councilman,
                                              Redwood City, CA, from November
                                              1997 to present.

Ignatius J. Panzica (60)     Since 1999       Self-Employed from November      Three          None
 2471 E. Bayshore Road                        1997 to present; Formerly,
 #501, Palo Alto, CA 94303                    President and Chief Executive
Trustee                                       Officer of Custom Chrome,
                                              Inc., a supplier of motorcar
                                              parts and accessories, from
                                              May 1969 to November 1997.

Stephen W. Player (62)       Since 1999       Associate Director of Planned    Three          None
 2471 E. Bayshore Road                        Giving, Stanford University,
 #501, Palo Alto, CA 94303                    from August 2000 to present;
Trustee                                       Formerly, Attorney and Owner,
                                              Law Offices of Stephen W.
                                              Player, from March 1994 to
                                              August 2000.

Kenneth D. Treece (59)       Since 1999       Chief Executive Officer, SBMC    Three          Director, Tiua, Inc., a company
 2471 E. Bayshore Road                        Corporation, a precision sheet                  selling home vacuum sealing
 #501, Palo Alto, CA 94303                    metal producer, from May                        equipment.
Trustee                                       1996 to present; Formerly, Chief
                                              Executive Officer, The Gluers, a
                                              trade bindery, from August 1988 to
                                              August 1997.

                                                      INTERESTED TRUSTEES(2)

Richard D. Stanley (71)      Since 1999       Corporate Trainer, Kelmoore      Three          None
 2471 E. Bayshore Road                        Investment Company, Inc., an
 #501, Palo Alto, CA 94303                    investment advisor, from
Chairman and Trustee                          September 2000 to present
                                              and President of Naranja, Inc.,
                                              an investment and consulting
                                              corporation, from October
                                              1994 to present.

                                                                                       Number of
                                                                                     Portfolios in
                                Term of Office                                       Fund Complex     Other Directorships/
Name, Age, Address and           and Length of        Principal Occupation(s)         Overseen by      Trusteeships Held
Position(s) with Fund            Time Served(1)         During Past 5 Years             Trustee           by Trustee(3)
----------------------------   ----------------   -------------------------------   --------------   ---------------------
Matthew Kelmon (35)            Since 1999         Vice President of Trading,        Three            None
 2471 E. Bayshore Road                            Kelmoore Investment
 #501, Palo Alto, CA 94303                        Company, Inc., an investment
President and Chief                               advisor, from April 1994 to
Executive Officer, Trustee                        present; Formerly, an Account
                                                  Executive, M. L. Stern & Co.,
                                                  Inc., a bond dealer, from June
                                                  1993 to April 1994.

                                           EXECUTIVE OFFICER(S) WHO ARE NOT TRUSTEES

Tamara Beth Wendoll (33)       Since 1999         Senior Executive Vice             N/A              N/A
 2471 E. Bayshore Road                            President and Director of
 #501, Palo Alto, CA 94303                        Marketing, Kelmoore
Secretary and Treasurer                           Investment Company, Inc., an
                                                  investment advisor, from
                                                  March 1999 to present;
                                                  Formerly, Vice President of
                                                  Investment Advisory Services,
                                                  Josephthal & Co., a NYSE
                                                  broker/dealer, from August
                                                  1997 to March 1999 and
                                                  Vice President, Director of
                                                  Asset Management, First Allied
                                                  Securities, a national
                                                  independent broker/dealer,
                                                  from August 1994 to March
                                                  1999.

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1) Each Trustee holds office for life or until his/her successor is duly elected and qualified or the Trust terminates. Each officer holds office until his/her successor is elected and qualified.

(2) Messrs. Stanley and Kelmon are considered "interested persons" of the Trust due to their affiliation with the Advisor.

(3) Includes all directorships of publicly held companies and all trusteeships. If the individual serves as a trustee/director for an investment company, the number of portfolios is indicated if there are more than two.

       For More Information


       Administrator, Transfer Agent and   Counsel
       Fund Accounting Agent               Sutherland Asbill & Brennan LLP
       PFPC Inc.                           1275 Pennsylvania Avenue, NW
       760 Moore Road                      Washington, D.C. 20004-2415
       King of Prussia, PA 19406
       (877) KELMOORE (535-6667)           Independent Accountants
                                           PricewaterhouseCoopers LLP
       Custodian                           333 Market Street
       PFPC Trust Company                  San Francisco, CA 94105
       The Eastwick Center
       8800 Tinicum Boulevard
       Philadelphia, PA 19153


       ------------------------------------------------------------------------
       Kelmoore Strategic Trust
       2471 E. Bayshore Road
       Suite 501
       Palo Alto, CA 94303



                        For Additional Information about
                         The Kelmoore Strategy(R) Funds
                                Call 877-328-9456

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.


ITEM 2. CODE OF ETHICS.

         (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

         (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

         (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Jeffrey Ira is qualified as an audit committee financial expert serving on the registrant's audit committee and that Mr. Ira is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

         (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $124,000 for 2003 and $117,874 for 2002.

Audit-Related Fees
------------------

         (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2003 and $0 for 2004.

Tax Fees
--------

         (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $44,100 for 2003 and $41,070 for 2002 for the preparation and review of tax returns, review of excise distributions, and review of Straddle.

All Other Fees

         (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2003 and $0 for 2004.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                  Pre-approve both audit and permissible non-audit services provided to the Trust, or its Funds, including the fees therefore; PROVIDED, that if the Audit Committee chooses to delegate the authority to grant pre-approvals to one or more Committee members who are also "independent" (as defined below) trustees, then the Committee shall adopt policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the auditors, consistent with the requirements of Rule 2-01 of Regulation S-X, which shall then be used in making such pre-approvals, FURTHER PROVIDED, that each delegated pre-approval shall be reported to the Audit Committee during its next regularly scheduled meeting; FURTHER PROVIDED, HOWEVER, permissible non-audit services provided to a Fund need not be preapproved
                  (1) if the aggregate amount of all such non-audit services provided constitutes not more than 5% of the total revenues paid by the Trust to the independent auditors in the fiscal year in which the non-audit services are provided, (2) the Trust did not recognize that the non-approved services were non-audit services at the time of the engagement, and (3) such non-approved services are promptly brought to the attention of the Committee and approved by the Committee, or one or more designated members of the Committee, prior to the completion of the audit.

                  Pre-approve permissible non-audit services provided to the Trust's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides "ongoing" services to the Trust in the fund complex where the nature of the independent auditors' engagement has a direct impact on the operations or financial reporting of the Trust or its Funds (each, a "Control Entity"); PROVIDED, that if the Audit Committee has chosen to delegate the authority to grant pre-approvals to one or more Committee members, then the delegated Committee member or members may use the Committee-adopted policies and procedures pursuant to such Rule 2-01 to pre-approve proposed services, FURTHER PROVIDED, that each delegated pre-approval shall be reported to the Audit Committee during its next regularly scheduled meeting; FURTHER PROVIDED, HOWEVER, the pre-approval requirement for permissible non-audit services provided by the Trust's independent auditor to the adviser or a Control Entity may be waived (1) if the aggregate amount of all such services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Funds' independent auditors by the Funds, the adviser, and the Control Entities during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-approved services were not recognized as non-audit services at the time of the engagement, and (3) such non-approved services are promptly brought to the attention of, and approved by, the Committee, or one or more designated members of the Committee, prior to the completion of the audit.

         (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

         (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

         (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was: AIMR Verification and tax services was $135,100 in 2003 and $ 145,380 in 2002.

         (h)      Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
                  15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

         (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

         (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
         Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

         (a)(3) Not applicable.

         (b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
         Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      Kelmoore Strategic Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Matthew Kelmon
                         -------------------------------------------------------
                             Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date                                May 3, 2004
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Matthew Kelmon
                         -------------------------------------------------------
                             Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date                                May 3, 2004
     ---------------------------------------------------------------------------


By (Signature and Title)*           /s/ Tamara Beth Wendoll
                          ------------------------------------------------------
                                    Tamara Beth Wendoll, Secretary & Treasurer
                                    (principal financial officer)

Date                                May 3, 2004
     ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.